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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-21338

Registrant Name: Nicholas-Applegate Convertible & Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 6/30/04

Date of Reporting Period: 3/31/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS


                 NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                  (unaudited)

 PRINCIPAL
  AMOUNT                                                                                    CREDIT RATING
  (000)                                                                                     (MOODY'S/S&P)        Value*
---------------------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS & NOTES-45.1%
            ADVERTISING-0.9%
  $10,000   RH Donnelley Inc., 10.875%, 12/15/12 .........................................      B2/B+           $11,525,000
                                                                                                            ---------------

            AIRLINES-0.1%
    3,020   Northwest Airlines Corp., 10.00%, 2/1/09 .....................................    Caa1/CCC+           1,887,500
                                                                                                            ---------------

            APPAREL-0.1%
      915   Phillips-Van Heusen Corp., 8.125%, 5/1/13 ....................................     B2/BB-               958,462
                                                                                                            ---------------

            AUTOMOTIVE-1.2%
   11,390   Collins & Aikman Products, Inc., 12.875%, 8/15/12 (a) ........................       C/D              5,125,500
   11,405   HLI Operating Co., Inc., 10.50%, 6/15/10 .....................................      B3/B             10,606,650
                                                                                                            ---------------
                                                                                                                 15,732,150
                                                                                                            ---------------
            BUILDING/CONSTRUCTION-0.4%
    4,750   US Concrete, Inc., 8.375%, 4/1/14 ............................................      B3/B-             4,726,250
                                                                                                            ---------------

            CHEMICALS-4.8%
            Huntsman LLC,
    1,517     11.50%, 7/15/12(a) .........................................................      B2/B              1,774,890
    4,988     11.625% 10/15/10 ...........................................................      B1/BB             5,835,960
   11,410   IMC Global, Inc., 11.25%, 6/1/11 Ser.B .......................................     Ba3/BB            12,722,150
            Lyondell Chemical Co.,
    4,435     9.625%, 5/1/07, Ser. A .....................................................      B1/BB             4,756,538
    4,315     10.875%, 5/1/09 ............................................................      B3/B              4,476,813
    4,565     11.125%, 7/15/12 ...........................................................      B1/BB-            5,249,750
    9,345   PolyOne Corp., 10.625%, 5/15/10 ..............................................      B3/B+            10,372,950
    9,850   Resolution Performance Products LLC, 13.50%, 11/15/10 ........................    Caa2/CCC           10,638,000
    6,475   Rhodia SA, 10.25%, 6/1/10 ....................................................     B3/CCC+            7,090,125
                                                                                                            ---------------
                                                                                                                 62,917,176
                                                                                                            ---------------
            COMMERCIAL SERVICES-2.2%
   11,190   Integrated Electrical Services Inc., 9.375%, 2/1/09, Ser.C ...................    Caa2/CCC           10,742,400
    6,810   Vertrue, Inc., 9.25%, 4/1/14 .................................................      B2/B              7,014,300
   10,500   Xerox Corp., 9.75%, 1/15/09 ..................................................     Ba2/BB-           11,838,750
                                                                                                            ---------------
                                                                                                                 29,595,450
                                                                                                            ---------------
            CONSUMER PRODUCTS-1.2%
    8,750   Central Garden & Pet Co., 9.125%, 2/1/13 .....................................      B1/B+             9,406,250
    5,670   Jarden Corp., 9.75%, 5/1/12 ..................................................      B3/B-             6,095,250
                                                                                                            ---------------
                                                                                                                 15,501,500
                                                                                                            ---------------

            ELECTRONICS-2.5%
    4,425   IMAX Corp., 9.625%, 12/1/10 ..................................................      B3/B-             4,756,875
    9,425   Sanmina-SCI Corp., 10.375%, 1/15/10 ..........................................     Ba2/BB-           10,556,000
    5,000   Seitel, Inc., 11.75%, 7/15/11 ................................................      B3/NR             5,625,000
   10,335   Stoneridge, Inc., 11.50%, 5/1/12 .............................................      B1/B+            11,446,013
                                                                                                            ---------------
                                                                                                                 32,383,888
                                                                                                            ---------------
            ENERGY-0.9%
   10,505   Reliant Energy, Inc., 9.50%, 7/15/13 .........................................      B1/B+            11,424,187
                                                                                                            ---------------

            ENGINEERING-0.7%
    3,750   Shaw Group, Inc., 10.75%, 3/15/10 ............................................     Ba3/B+             4,068,750
    5,020   URS Corp., 11.50%, 9/15/09 ...................................................     Ba3/B+             5,722,800
                                                                                                            ---------------
                                                                                                                 9,791,550
                                                                                                            ---------------
            FINANCE-0.2%
    2,836   Metris Companies, Inc., 10.125%, 7/15/06 .....................................     B3/CCC             2,885,630
                                                                                                            ---------------

            FINANCIAL SERVICES-0.4%
    5,115   Alamosa Delaware, Inc., 11.00%, 7/31/10 ......................................    Caa1/CCC            5,818,313
                                                                                                            ---------------

            FOOD SERVICES-0.7%
    8,375   Pilgrim's Pride Corp., 9.625%, 9/15/11 .......................................     Ba2/BB-            9,086,875
                                                                                                            ---------------

            HEALTHCARE-0.5%
    1,000   Hanger Orthopedic Group, Inc., 11.25%, 6/15/09 ...............................     NR/CCC+            1,047,500
    1,000   Medcath Holdings Corp., 9.875%, 7/15/12 ......................................     Caa1/B-            1,085,000
    4,185   Vicar Operating, Inc., 9.875%, 12/1/09 .......................................      B2/NR             4,530,262
                                                                                                            ---------------
                                                                                                                  6,662,762
                                                                                                            ---------------
            HOME BUILDERS-1.6%
   11,500   Ryland Group, Inc., 9.125%, 6/15/11 ..........................................     Ba2/BB+           12,543,717
    5,000   Standard Pacific Corp., 9.50%, 9/15/10 .......................................     Ba2/BB             5,275,000
    3,550   William Lyon Homes, Inc., 10.75%, 4/1/13 .....................................      B2/B              3,905,000
                                                                                                            ---------------
                                                                                                                 21,723,717
                                                                                                            ---------------
            HOTELS/GAMING-0.9%
   11,080   Mandalay Resort Group, Inc., 10.25%, 8/1/07, Ser.B ...........................     Ba3/B+            12,049,500
                                                                                                            ---------------

            LEISURE-1.1%
    8,920   Bally Total Fitness Holding Corp., 9.875%, 10/15/07, Ser.D ...................     Ca/CCC-            7,537,400
    6,020   Equinox Holdings, Inc., 9.00%, 12/15/09 ......................................      B3/B-             6,321,000
                                                                                                            ---------------
                                                                                                                 13,858,400
                                                                                                            ---------------

            MANUFACTURING-1.5%
   12,480   Case New Holland, Inc., 9.25%, 8/1/11 (a) ....................................     Ba3/BB-           13,291,200
    5,500   Jacuzzi Brands, Inc., 9.625%, 7/1/10 .........................................      B3/B              6,077,500
                                                                                                            ---------------
                                                                                                                 19,368,700
                                                                                                            ---------------
            METALS & MINING-2.2%
   10,685   AK Steel Corp., 7.875%, 2/15/09 ..............................................      B1/B+            10,471,300
    4,710   Oregon Steel Mills, Inc., 10.00%, 7/15/09 ....................................      B1/B+             5,098,575
   11,580   United States Steels LLC, 10.75%, 8/1/08 .....................................     Ba2/BB            13,317,000
                                                                                                            ---------------
                                                                                                                 28,886,875
                                                                                                            ---------------
            MISCELLANEOUS-2.7%
   36,980   Dow Jones CDX High Yield, 10.50%, 12/29/09 (a)(b) ............................     NR/NR            35,177,225
                                                                                                            ---------------

            MULTI-MEDIA-3.2%
   12,000   Charter Communications, Inc., 10.75%, 10/1/09 ................................     Ca/CCC-            9,840,000
    2,285   CSC Holdings, Inc., 10.50%, 5/15/16 ..........................................      B2/B+             2,524,925
    6,690   Echostar DBS Corp., 9.125%, 1/15/09 ..........................................     Ba3/BB-            7,158,300
    2,470   Lodgenet Entertainment Corp., 9.50%, 6/15/13 .................................      B3/B-             2,692,300
    3,421   Salem Communications Holdings Corp., 9.00%, 7/1/11, Ser.B ....................      B2/B-             3,728,890
    8,260   Spanish Broadcasting System, Inc., 9.625%, 11/1/09 ...........................    Caa1/CCC+           8,652,350
    6,387   XM Satellite Radio Holdings, Inc., 12.00%, 6/15/10 ...........................    Caa1/CCC+           7,440,855
                                                                                                            ---------------
                                                                                                                 42,037,620
                                                                                                            ---------------
            OFFICE FURNISHINGS-0.3%
    3,894   Tempur-Pedic, Inc., 10.25%, 8/15/10 ..........................................      B2/B              4,371,015
                                                                                                            ---------------

            OIL & GAS-1.8%
   10,800   Petroleum Geo-Services ASA, 10.00%, 11/5/10 ..................................     Ba3/B+            12,123,000
   12,240   Sonat, Inc., 7.625%, 7/15/11 .................................................    Caa1/CCC+          12,087,000
                                                                                                            ---------------
                                                                                                                 24,210,000
                                                                                                            ---------------

            PAPER PRODUCTS-1.3%
    4,940   Buckeye Technologies, Inc., 9.25%, 9/15/08 ...................................     Caa1/B             4,915,300
   11,250   Georgia-Pacific Corp., 9.375%, 2/1/13 ........................................     Ba2/BB+           12,571,875
                                                                                                            ---------------
                                                                                                                 17,487,175
                                                                                                            ---------------
            PHARMACEUTICALS-0.4%
    5,250   Leiner Health Products, Inc., 11.00%, 6/1/12 .................................     B3/CCC+            5,643,750
                                                                                                            ---------------

            RECYCLING-0.6%
    6,770   Imco Recycling, Inc., 10.375%, 10/15/10 ......................................      B2/B              7,514,700
                                                                                                            ---------------

            RETAIL-2.8%
    2,740   Eye Care Centers of America, Inc., 10.75%, 2/15/15 (a) .......................    Caa1/CCC+           2,616,700
    4,590   Friendly Ice Cream Corp., 8.375%, 6/15/12 ....................................      B2/B-             4,360,500
    7,220   Michaels Stores, Inc., 9.25%, 7/1/09 .........................................     Ba1/BB+            7,626,125
    3,345   Mothers Work, Inc., 11.25%, 8/1/10 ...........................................     Caa1/B             3,345,000
            Rite Aid Corp.,
   11,630     11.125%, 7/1/08 ............................................................     Caa1/B-           12,385,950
    2,500     12.50%, 9/15/06 ............................................................      B+/B              2,750,000
    3,400   United Auto Group, Inc., 9.625%, 3/15/12 .....................................      B3/B              3,587,000
                                                                                                            ---------------
                                                                                                                 36,671,275
                                                                                                            ---------------
            SEMI-CONDUCTORS-0.5%
    7,340   Amkor Technology, Inc., 10.50%, 5/1/09 .......................................    Caa1/CCC            6,569,300
                                                                                                            ---------------

            TELECOMMUNICATIONS-4.7%
   12,525   Crown Castle International, Corp., 10.75%, 8/1/11 ............................     B3/CCC+           13,370,437
   11,305   Millicom International Cellular S.A., 10.00%, 12/1/13 (a) ....................      B3/B-            11,531,100
            Primus Telecommunications Group, Inc.,
   10,570     8.00, 1/15/14 ..............................................................    Caa1/CCC            7,610,400
    8,500     12.75%, 10/15/09 ...........................................................    Caa3/CCC            7,820,000
   10,040   Qwest Services Corp., 14.00%, 12/15/14 (a) ...................................     Caa1/B            12,123,300
    9,200   Time Warner Telecom, Inc., 10.125%, 2/1/11 ...................................     B3/CCC+            8,878,000
                                                                                                            ---------------
                                                                                                                 61,333,237
                                                                                                            ---------------
            TEXTILES-0.8%
            Interface, Inc.,
    4,625     9.50%, 2/1/14 ..............................................................     Caa1/B-            4,890,938
    5,625     10.375%, 2/1/10 ............................................................    Caa3/CCC            6,300,000
                                                                                                            ---------------
                                                                                                                 11,190,938
                                                                                                            ---------------
            UTILITIES-1.9%
   12,000   AES Corp., 9.50%, 6/1/09 .....................................................      B1/B-            13,125,000
   10,250   Mission Energy Holding Co., 13.50%, 7/15/08 ..................................     B2/CCC+           12,300,000
                                                                                                            ---------------
                                                                                                                 25,425,000
                                                                                                            ---------------
            Total Corporate Bonds & Notes (cost-$601,003,808)                                                   594,415,120
                                                                                                            ---------------

            CONVERTIBLE BONDS & NOTES-29.4%
            AEROSPACE-0.3%
    2,500   GenCorp, Inc., 4.00%, 1/16/24 ................................................     Caa2/B             3,468,750
                                                                                                            ---------------

            AIRLINES-1.7%
   16,300   Continental Airlines, Inc., 4.50%, 2/1/07 ....................................    Caa2/CCC+          13,590,125
   12,815   Northwest Airlines Corp., 6.625%, 5/15/23 ....................................    Caa1/CCC+           8,682,163
                                                                                                            ---------------
                                                                                                                 22,272,288
                                                                                                            ---------------

            AUTOMOTIVE-0.7%
    8,635   Sonic Automotive, Inc., 5.25%, 5/7/09 ........................................      B3/B              8,624,206
                                                                                                            ---------------

            BUSINESS SERVICES-0.8%
   10,125   Bowne & Co., Inc., 5.00%, 10/1/33 ............................................      B2/B-            11,162,813
                                                                                                            ---------------

            CHEMICALS-1.0%
    5,950   Millennium Chemicals, Inc., 4.00%, 11/15/23 ..................................     B1/BB-            12,985,875
                                                                                                            ---------------

            COMMERCIAL SERVICES-2.1%
   14,785   Quebecor World Color Press, Inc., 6.00%, 10/1/07 .............................     Ba1/BB+           15,210,069
   11,000   Memberworks Inc., 5.50%, 10/1/10 .............................................      NR/B-            12,388,750
                                                                                                            ---------------
                                                                                                                 27,598,819
                                                                                                            ---------------
            COMPUTERS-1.1%
   15,000   Maxtor Corp., 6.80%, 4/30/10 .................................................      B2/NR            15,000,000
                                                                                                            ---------------

            ELECTRONICS-0.8%
    8,150   Artesyn Technologies, Inc., 5.50%, 8/15/10 ...................................      NR/NR            10,656,125
                                                                                                            ---------------

            HEALTHCARE-0.4%
    2,800   Matria Healthcare, Inc., 4.875%, 5/1/24 ......................................      NR/B-             4,830,000
                                                                                                            ---------------

            INTERNET-1.2%
   15,758   E*Trade Group, Inc., 6.00%, 2/1/07 ...........................................      NR/B-            16,033,765
                                                                                                            ---------------

            MANUFACTURING-1.2%
   12,700   Goodyear Tire & Rubber Co., 4.00%, 6/15/34 (a) ...............................      B3/B-            16,462,375
                                                                                                            ---------------

            METALS & MINING-1.1%
   10,350   Freeport-McMoRan Copper & Gold, Inc., 7.00%, 2/11/11 .........................      NR/B+            14,916,938
                                                                                                            ---------------

            MULTI-MEDIA-1.1%
   14,250   EchoStar Communications Corp., 5.75%, 5/15/08 ................................      B2/B             14,196,562
                                                                                                            ---------------

            OIL & GAS-2.3%
   12,500   Devon Energy Corp., 4.95%, 8/15/08 ...........................................    Baa2/BBB           14,406,250
    7,585   St. Mary Land & Exploration Corp., 5.75%, 3/15/22 ............................      NR/NR            15,312,219
                                                                                                            ---------------
                                                                                                                 29,718,469
                                                                                                            ---------------
            PHARMACEUTICALS-1.9%
    8,490   Ligand Pharmaceutical, Inc., 6.00%, 11/16/07 .................................      NR/NR             9,402,675
   15,250   Sepracor, Inc., 5.00%, 2/15/07 ...............................................     NR/CCC+           15,516,875
                                                                                                            ---------------
                                                                                                                 24,919,550
                                                                                                            ---------------
            RETAIL-0.6%
    5,200   Guitar Center, Inc., 4.00%, 7/15/13 ..........................................      B1/B+             8,560,500
                                                                                                            ---------------

            SEMI-CONDUCTORS-2.0%
   12,700   Advanced Micro Devices, Inc., 4.75%, 2/1/22 ..................................      B3/B-            12,620,625
            Amkor Technology, Inc.,
   14,300     5.00%, 3/15/07 .............................................................    Caa1/CCC           12,601,875
    1,000     5.75%, 6/1/06 ..............................................................    Caa1/CCC              952,500
                                                                                                            ---------------
                                                                                                                 26,175,000
                                                                                                            ---------------
            TELECOMMUNICATIONS-5.9%
   16,250   American Tower Corp., 5.00%, 2/15/10 .........................................     B3/CCC+           16,148,437
   13,600   CenturyTel, Inc., 4.75%, 8/1/32 ..............................................    Baa2/BBB+          14,518,000
    9,500   Crown Castle International, Inc., 4.00%, 7/15/10 .............................     NR/CCC+           16,601,250
   16,000   Nextel Communications Inc., 5.25%, 1/15/10 ...................................     Ba3/BB            16,480,000
    3,600   NII Holdings, Inc., 3.50%, 9/15/33 ...........................................      NR/NR             8,059,500
    7,040   Nortel Networks Corp., 4.25%, 9/1/08 .........................................      B3/B-             6,547,200
                                                                                                            ---------------
                                                                                                                 78,354,387
                                                                                                            ---------------
            TRANSPORTATION-2.1%
   15,900   GATX Corp., 7.50%, 2/1/07 ....................................................    Baa3/BBB-          18,702,375
    4,750   Yellow Corp., 5.00%, 8/8/23 ..................................................    Ba1/BBB-            8,437,187
                                                                                                            ---------------
                                                                                                                 27,139,562
                                                                                                            ---------------
            UTILITIES-1.1%
    5,425   PG&E Corp., 9.50%, 6/30/10 ...................................................      NR/NR            14,633,937
                                                                                                            ---------------

            Total Convertible Bonds & Notes (cost-$391,036,779) ..........................                      387,709,921
                                                                                                            ---------------

  SHARES
  (000)
            CONVERTIBLE PREFERRED STOCK-24.7%
            AUTOMOTIVE-2.2%
  404,800   Ford Motor Co. Capital Trust II, 6.50%, 1/15/32 ..............................     Baa1/B+           18,353,632
  534,185   General Motors Corp., 6.25%, 7/15/33, Ser. C .................................     Baa3/BB           11,111,048
                                                                                                            ---------------
                                                                                                                 29,464,680
                                                                                                            ---------------
            BANKING-1.1%
  275,000   Washington Mutual, Inc., 5.375%, 5/3/41 ......................................    Baa1/BBB           14,566,475
                                                                                                            ---------------

            COMMERCIAL SERVICES-2.4%
  380,000   United Rentals, Inc., 6.50%, 8/1/28 ..........................................      B3/B             16,910,000
  110,000   Xerox Corp., 6.25%, 7/1/06 ...................................................      B1/B-            14,473,800
                                                                                                            ---------------
                                                                                                                 31,383,800
                                                                                                            ---------------
            FINANCIAL SERVICES-1.1%
  293,175   Capital One Financial Corp., 6.25%, 5/17/05 ..................................      NR/NR            14,822,928
                                                                                                            ---------------

            INSURANCE-4.6%
  477,500   Genworth Financial, Inc., 6.00%, 5/16/07 .....................................      A2/A             15,327,750
  496,600   Platinum Underwriters Holdings, Ltd., 7.00%, 11/16/05 ........................      NR/NR            14,463,475
  665,000   PMI Group, Inc., 5.875%, 11/15/06 ............................................      A1/A             16,159,500
  605,000   XL Capital Ltd., 6.50%, 5/15/07 ..............................................      A2/A             14,489,750
                                                                                                            ---------------
                                                                                                                 60,440,475
                                                                                                            ---------------
            METALS & MINING-2.4%
  141,545   Arch Coal Inc., 5.00%, 12/31/49 ..............................................      B3/B             15,180,701
  100,150   U.S. Steel Corp., 7.00%, 6/15/06, Ser. B .....................................      NR/B             16,499,712
                                                                                                            ---------------
                                                                                                                 31,680,413
                                                                                                            ---------------
            OIL & GAS-4.8%
  170,000   Amerada Hess Corp., 7.00%, 12/1/06 ...........................................     Ba3/BB            14,261,300
  115,900   Chesapeake Energy Corp., 5.00%, 12/31/49 .....................................      B3/B-            16,747,550
  450,000   ONEOK, Inc., 8.50%, 2/16/06 ..................................................    Baa1/BBB+          16,969,500
  162,500   Williams Cos. Inc., 5.50%, 6/1/33 ............................................      NR/B-            14,787,500
                                                                                                            ---------------
                                                                                                                 62,765,850
                                                                                                            ---------------
            PHARMACEUTICALS-1.1%
  294,000   Schering-Plough Corp., 6.00%, 9/14/07 ........................................    Baa3/BBB           14,788,200
                                                                                                            ---------------

            RETAIL-1.0%
  576,000   Albertson's, Inc., 7.25%, 5/16/07 ............................................    Baa2/BBB           13,029,120
                                                                                                            ---------------

            TELECOMMUNICATIONS-1.0%
   23,285   Corning, Inc., 7.00%, 8/16/05 ................................................     B1/BB-            13,243,344
                                                                                                            ---------------

            UTILITIES-3.0%
  271,500   AES Trust III, 6.75%, 10/15/29 ...............................................     B3/CCC+           12,896,250
  231,150   FPL Group, Inc., 8.00%, 2/16/06 ..............................................      NR/A-            14,333,612
  183,500   Public Service Enterprise Group, Inc., 10.25%, 11/16/05 ......................    Baa3/BBB-          12,826,650
                                                                                                            ---------------
                                                                                                                 40,056,512
                                                                                                            ---------------

            Total Convertible Preferred Stock (cost-$308,988,799)                                               326,241,797
                                                                                                            ---------------

PRINCIPAL
  AMOUNT
  (000)
----------
            U.S. GOVERNMENT SECURITIES-0.8%
            United States Treasury Notes,
 $ 10,000   10.75%, 8/15/05 (cost-$10,337,085) ...........................................     Aaa/AAA           10,293,760
                                                                                                            ---------------
            TOTAL INVESTMENTS (cost-$1,311,366,471)-100%                                                     $1,318,660,598
                                                                                                            ===============
INTEREST RATE CAP AGREEMENTS OUTSTANDING AT MARCH 31, 2005:



  Swap                 Notional         Termination                        Payments received      Unrealized
  Counterparty          Amount          Date                Premium            by Fund           Appreciation
--------------------------------------------------------------------------------------------------------------
  UBS AG              $505,000,000           1/15/06       $4,936,375     1 Month LIBOR-BBA         $6,888,083
                                                                          over 2% strike price  ==============

LIBOR - London Interbank Offered Rate


----------------------------------------------------------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund's investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued in good faith pursuant to procedures established by the Board of Trustees. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a) 144A-Security-Security exempt from registration under Rule 144A of the Securities Act of 1933 These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

(b)  Credit-linked trust certificate.

GLOSSARY:

NR - Not Rated

ITEM 2. CONTROLS AND PROCEDURES

          (a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

          (b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

          (a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Nicholas-Applegate Convertible & Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 27, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 27, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 27, 2005